PRUDENTIAL SHORT DURATION HIGH YIELD FUND, INC.

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

March 15, 2012

VIA EDGAR SUBMISSION

Mr. Larry Greene

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                                                                               Prudential Short Duration High Yield Fund, Inc. (the “Fund”)

Pre-Effective Amendment No. 3 to the Registration Statement

under the Securities Act of 1933 (No. 333-178016) and

Amendment No. 3 to the Registration Statement under

the Investment Company Act of 1940 (No. 811-22632)

Dear Mr. Greene:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”), under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is an amendment to the Fund’s initial registration statement on Form N-2 filed with the Commission on November 16, 2011 (the “Registration Statement”), including exhibits thereto, which amendment constitutes Pre-Effective Amendment No. 3 to the Registration Statement under the Securities Act and Amendment No. 3 to the Registration Statement under the 1940 Act (the “Amendment”).  The Amendment has been marked to reflect new or revised disclosure to indicate revisions from Pre-Effective Amendment No. 2 to the Registration Statement (the “Amendment No. 1”) filed with the Commission on February 29, 2012 incorporating (i) the Fund’s audited seed financials dated march 8, 2012 and (ii) other non-material updates.

This letter is intended to respond to the staff’s comments on the Amendment No. 2 that you conveyed via telephone to Mrs. DiGiacomo on March 5, 2012.  For your convenience, a summary of the staff’s comments is included herein and the Fund’s responses are keyed accordingly, as set forth below.  The responses will be included in the Amendment, as indicated.

Capitalized terms used herein, and not otherwise defined, have the respective meanings assigned in the Amendment.

1.               Comment:  Please keep the staff updated on whether FINRA has reviewed the payments by the manager of various structuring fees, distribution assistance fees, sales incentives and other payments, and the reimbursements and other expenses to be paid by the Fund, as discussed under the caption “Underwriting.” Indicate also whether FINRA aggregated such payments with the sales loads or other fees for purposes of determining compliance with FINRA guidelines on underwriter compensation.

Response:  The Fund agrees to keep the staff updated on FINRA’s review of the payments by the manager of various structuring fees, distribution assistance fees, sales incentives and other payments, and the reimbursements and other expenses to be paid by the Fund, as discussed under the caption “Underwriting.”  We have not had any conversations with FINRA as to whether FINRA will aggregate such payments with the sales loads or other fees for purposes of determining compliance with FINRA guidelines on underwriter compensation.  We thus have no basis of knowing whether FINRA will in fact aggregate such payments when reviewing any filings made by the underwriters in connection with the offering of the Common Stock.

2.               Comment:  Please update the Registration Statement to include the audited financial statements of the Fund.

Response:  The Amendment contains the requested financial statements.

Tandy Representations

The Fund hereby acknowledges that (i) the Fund is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (ii) Commission staff comments or changes to disclosure in the Registration Statement in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Registration Statement; and (iii) the Fund may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Fund expects to begin printing it preliminary prospectus on March 22, 2012.  We would appreciate receiving any additional comments from the staff of the Commission by March 20, 2012.   Any questions or comments with respect to the Amendment may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Vice President & Corporate Counsel